Related Party Balances and Transactions (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2020 CNY (¥)
Related Party Balances and Transactions [Line Items]
Borrowed	¥ 4,323,537	$ 601,460	¥ 18,109	¥ 47,029,482
Repaid Amount	¥ 13,386,463	$ 1,862,231	6,430,000		¥ 75,644,627
Percentage of interest rate	0.00%	0.00%
Interest expense related to loan | $
Shanghai Junei Internet Co [Member]
Related Party Balances and Transactions [Line Items]
Borrowed	¥ 47,029,482
Interest expense related to loan				¥ 1,542,315
Borrowed [Member] | Shanghai Junei Internet Co [Member]
Related Party Balances and Transactions [Line Items]
Percentage of interest rate				7.00%